Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative financial instruments	$ 3,844,406	$ 282,032
Market securities and investments in other companies	822,287	3,314,469
Total other financial assets	37,293,189	33,825,894
Derivative financial instruments	41,959,882	37,422,395
Derivatives not designated as hedges	652,079	468,541
Derivatives designated as hedges	12,667,177	12,541,188
Total financial derivative liabilities	13,319,256	13,009,729
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Market securities and investments in other companies	822,287	3,314,469
Total other financial assets
Derivative financial instruments	822,287	3,314,469
Derivatives not designated as hedges
Derivatives designated as hedges
Total financial derivative liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	3,844,406	282,032
Market securities and investments in other companies
Total other financial assets	37,293,189	33,825,894
Derivative financial instruments	41,137,595	34,107,926
Derivatives not designated as hedges	652,079	468,541
Derivatives designated as hedges	12,667,177	12,541,188
Total financial derivative liabilities	13,319,256	13,009,729
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Market securities and investments in other companies
Total other financial assets
Derivative financial instruments
Derivatives not designated as hedges
Derivatives designated as hedges
Total financial derivative liabilities